EQUITY METHOD INVESTMENTS (Narrative) (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 15, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 16, 2015	Aug. 25, 2014	Aug. 14, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 88,000			$ 138,000	$ 88,000		$ 88,000	$ 138,000
Due from related parties		8,284			$ 44,012	8,284		8,284	44,012
Equity in net loss of unconsolidated affiliate							$ (90,900)	$ (90,900)
CRD [Member]
Schedule of Equity Method Investments [Line Items]
Interest acquired (as a percentage)	50.00%				50.00%			50.00%	50.00%		50.00%		50.00%
Equity method investments	$ 88,000				$ 88,000			$ 88,000	$ 88,000		$ 88,000		$ 88,000
Shares of common stock issuable for acquisition of interest	40,000
Lone Mountain [Member]
Schedule of Equity Method Investments [Line Items]
Interest acquired (as a percentage)					25.00%			25.00%	25.00%			25.00%	25.00%
Equity method investments					$ 50,000				$ 50,000			$ 50,000	$ 50,000
Operating Losses				$ 400,000
Advances to affiliate					40,900
Due from related parties					$ 40,900				$ 40,900
Equity in net loss of unconsolidated affiliate				$ 90,900
Ownership interest transferred (as a percent)										25.00%